EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS 10Q (Tables)	3 Months Ended
Mar. 31, 2014
EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS [Abstract]
Summary of equity activity
A summary of equity activity for the three months ended March 31, 2014, (in thousands, except share data) follows.

	Common Stock		Accumulated	Accumulated Other Comprehensive	Total
	Shares	Amount	Deficit	Loss	Equity
Balance, December 31, 2013	2,832,014	$227,513	$(219,441)	$(2,236)	$5,836
Share-based compensation, options	-	78	-	-	78
Stock and warrant offering proceeds, net	162,586	764	-	-	764
Warrant issued in private placement offering	-	430	-	-	430
Foreign currency translation	-	-	-	204	204
Net loss	-	-	(1,865)	-	(1,865)
Balance, March 31, 2014	2,994,600	$228,785	$(221,306)	$(2,032)	$5,447